S000034848 [Member] Investment Strategy - Wilmington Real Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.
The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
The Fund will invest in real estate companies, such as real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund can invest in investment companies, exchange-traded funds (“ETFs”), futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of futures contracts, forward currency exchange contracts, currency futures and swap agreements may at times be substantial.
Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining sub-advisors to manage the Fund’s assets. The Advisor determines the overall tactical allocation for the Fund, and engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) as the Fund’s principal Sub-Advisor, to allocate and reallocate assets of the Fund among the Fund’s sub-advisors. WTIA may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.
The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately up to 80% of the Fund’s assets in inflation-protected debt securities, up to 80% of the Fund’s assets in real estate-related securities and up to 60% of the Fund’s assets in commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.
The Fund utilizes a multi-manager strategy in which the principal Sub-Advisor, WTIA, allocates and reallocates varying portions of the Fund’s assets among sub-advisors, or invests directly (up to 80% of the Fund’s net assets) in ETFs or other instruments in pursuit of the Fund’s investment strategies. Subject to the supervision of the Advisor, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest in securities of small-cap companies and may invest up to 55% of its assets in foreign securities. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.